NOTES PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Notes Payable - Related Parties
NOTES PAYABLE - RELATED PARTIES

NOTE 3- NOTES PAYABLE - RELATED PARTIES

Notes payable - related parties consistof the following:
	December 31, 2011	December 31, 2010
Note payable to a shareholder, secured by tangible and intangible assets of the Company,interest at 16%, principal and interest due April 1, 2000, past due. Note is convertible into common stock of the Company at $10.00 per share.	$450,000	$450,000
Note payable to a related individual, secured by tangible assets of the Company, interest at 16%,principal and interest due May 4, 2000, past due.Note is convertible into common stock of the Company at $1.00 per share.	—	20,000
Notes payable to related individuals, unsecured,interest at 10%, due on demand.	43,500	192,566
Notes payable to a related individual, unsecured, interest at 13%, due on demand.	—	21,500
Total notes payable - related parties	493,500	684,066
Less: current portion	(493,500)	(684,066)
Long-term notes payable - related parties	$—	$—

Maturities of notes payable - related parties are as follows:
Year Ending December 31,	Amount
2012	$493,500
Total	$493,500

Accrued interest on notes payable – related parties for the years ended December 31, 2011 and 2010 was $742,177 and $839,448, respectively.